Net Loss Per Share of Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Common Share

Note 6 – Net Loss per Share of Common Stock

Basic net loss per share is computed by dividing net loss by the weighted average common shares outstanding. Diluted net loss per share is computed by dividing net loss by the weighted average common shares outstanding without the impact of potential dilutive common shares outstanding because they would have an anti-dilutive impact on diluted net loss per share. The treasury-stock method is used to determine the dilutive effect of the Company’s stock warrants grants, and the if-converted method is used to determine the dilutive effect of the Company’s Senior Convertible Notes.

The computation of net loss per share for the three and six months ended June 30, 2018 and 2017 is shown below.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Basic and diluted net loss per share:
Net loss	$(1,206,074)	$(278,445)	$(2,302,870)	$(500,536)
Weighted-average number of common shares-basic and diluted	36,623,697	31,745,242	35,951,894	31,745,242

Basic and diluted net loss per share	$(0.03)	$(0.01)	$(0.06)	$(0.02)

The outstanding warrants to purchase common stock and the shares issuable under the Senior Convertible Note were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Stock purchase warrants	3,612,786	-	3,612,786	-
Senior Convertible Notes	115,128	-	115,128	-

NOTE 9 – NET LOSS PER COMMON SHARE

The Company computes loss per share of common stock using the two-class method required for participating securities. The Company’s participating securities include all series of its convertible preferred stock. Undistributed earnings allocated to these participating securities are added to net loss in determining net loss applicable to common stockholders. The Company has preferred stock authorized but no preferred stock issued and outstanding at December 31, 2017 and 2016.

The dilutive effect of convertible securities, including the preferred stock, if issued, and the Senior Convertible Notes, are reflected in diluted earnings per share using the if-converted method. As a result, (i) the preferred dividends applicable to the convertible preferred stock are deducted from income from continuing operations and net income in computing income available to common stockholders and, (ii) the interest expense and nondiscretionary adjustments on income that would have been calculated differently had the interest on the Senior Convertible Notes never been recognized, both net of income tax, are added back to the numerator. The convertible preferred stock and the Senior Convertible Notes assume the conversion to common stock at the beginning of the period or the date of issuance, if later, resulting in common shares being included in the denominator.

Other convertible securities that may be dilutive on their own but antidilutive when included with other potential common shares in computing diluted earnings per share include options and warrants since the treasury stock method applied to options and warrants has no effect on the numerator in the calculation. However, including potential common shares in the denominator (including convertible preferred stock and Senior Convertible Notes) of a diluted per share computation for continuing operations will always result in an antidilutive per share amount when the Company reports a loss from continuing operations or a loss from continuing operations available to common stockholders (after any preferred dividend deductions).

No potential common shares shall be included in the computation of any diluted per share amount when a loss from continuing operations or a loss from continuing operations available to common stockholders (after preferred dividend deduction) exists, even if the entity reports net income (as a result of discontinued operations) since it would be antidilutive. As a result, if there is a loss from continuing operations or a loss from continuing operations available to common stockholders, diluted earnings per share would be computed in the same manner as basic loss per share.

There were no outstanding options or warrants issued for the period from August 31, 2015 (inception) through December 31, 2017. See Notes 6 and 8 for further discussion of warrants related to the Senior Convertible Notes and the PIPE financing.

The Company has reported a loss from continuing operations and a loss from continuing operations available to common stockholders for all periods presented. As a result, there is no assumed conversion, exercise or contingent exercise of potential common shares included in the computation of the diluted per share amounts since it would have an antidilutive effect, therefore, basic and diluted loss per share are computed by dividing net loss applicable to common stockholders by the weighted-average number of shares of common stock outstanding.

The calculation of the numerator and denominator for basic and diluted net loss per common share is shown in the table below. The weighted-average shares of common stock used in calculating basic earnings per share for the 2017 calculation uses the number of shares issued to Promet in the asset purchase transaction from January 1, 2017 through the acquisition date of October 4, 2017 plus all the legal capital issued and outstanding of Heatwurx, including Promet’s shares, from the closing date through December 31, 2017. All shares were restated for the one-for-seven reverse split.

The 2016 calculation uses the common shares issued to Promet in the asset purchase transaction, restated for the one-for-seven reverse split and weighted for the issuance dates of Promet’s member interests.

	For the year ended
	December 31, 2017	December 31, 2016
Net loss from continuing operations	$(1,856,315)	$(1,917,066)
Less: Preferred stock dividends	-	-
Net loss from continuing operations applicable to common stockholders - basic	(1,856,315)	(1,917,066)

Dilution adjustments (not computed since they are antidilutive):
Preferred stock dividend	-	-
Interest on senior convertible notes, net of tax	-	-

Net loss from continuing operations applicable to common stockholders - diluted	$(1,856,315)	$(1,917,066)

Promet common shares issued and outstanding	31,745,242	31,745,242
Heatwurx common shares issued and outstanding	3,527,384	-
Total common shares issued and outstanding - basic	35,272,626	31,745,242

Potential common shares (not computed since they are antidilutive):
Warrants	-	-
Conversion of preferred stock to common shares	-	-
Conversion of senior convertible notes to common shares	-	-
Total common shares issued and outstanding - diluted	35,272,626	31,745,242

Weighted average shares outstanding used in calculating net loss per common share - basic	32,595,680	29,321,049

Weighted average shares outstanding used in calculating net loss per common share - diluted	32,595,680	29,321,049

Net loss per share - basic	$(0.06)	$(0.07)

Net loss per share - diluted	$(0.06)	$(0.07)